Earnings Per Share (EPS) (Details) - Schedule of basic and diluted earnings per share - PEN (S/) S/ / shares in Units, S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator
Net profit attributable to ordinary equity holders of the Parent	S/ 153,170	S/ 57,894	S/ 132,047
Denominator
Weighted average number of common and investment shares (thousands of shares)	428,107	428,107	428,107
Basic and diluted profit for common and investment shares	S/ 0.36	S/ 0.14	S/ 0.31